UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09019

DOW TARGET VARIABLE FUND LLC
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

Kimberly A. Plante, Secretary
Dow Target Variable Fund LLC
P.O. Box 237
Cincinnati, OH 45201
(Name and address of agent for service)

(513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - First Quarter Portfolio
September 30, 2008 (Unaudited)

		Fair
Common Stocks - 99.1%	Shares	Value
Automobiles - 4.7%
General Motors Corp.	12,377	$116,963
Chemicals - 11.6%
E.I. Du Pont de Nemours & Co.	7,069	284,881
Diversified Financial Services - 22.6%
Citigroup, Inc.	10,691	219,272
JPMorgan Chase & Co.	7,238	338,015
		557,287
Diversified Telecommunication Services - 17.6%
AT&T Inc.	7,378	205,994
Verizon Communications, Inc.	7,052	226,299
		432,293
Industrial Conglomerates - 8.7%
General Electric Co.	8,385	213,818
Pharmaceuticals - 10.2%
Pfizer, Inc.	13,676	252,185
Specialty Retail - 12.3%
The Home Depot Inc.	11,738	303,896
Tobacco - 11.4%
Altria Group, Inc.	4,123	81,800
Philip Morris International Inc.	4,117	198,028
		279,828
Total Common Stocks (Cost $3,072,384)		$2,441,151

	Face	Fair
Repurchase Agreements - 1.1%	Amount	Value
U.S. Bank 0.500% 10/01/2008	$27,000	$27,000
Repurchase price $27,000
Collateralized by:
Federal Home Loan Mortgage Corp.
#3020FL 3.688%, 05/15/2033
Fair Value: $27,540
Total Repurchase Agreements (Cost $27,000)		$27,000

Total Investments - 100.2% (Cost $3,099,384) (a)		$2,468,151
Liabilities in Excess of Other Assets - (0.2)%		(5,236)
Net Assets - 100.0%		$2,462,915

Percentages are stated as a percent of Net Assets.

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - Second Quarter Portfolio
September 30, 2008 (Unaudited)

		Fair
Common Stocks - 99.2%	Shares	Value
Automobiles - 6.0%
General Motors Corp.	18,488	$174,712
Chemicals - 10.3%
E.I. Du Pont de Nemours & Co.	7,431	299,469
Diversified Financial Services - 35.8%
Bank of America Corp.	9,069	317,415
JPMorgan Chase & Co.	8,082	377,429
Citigroup, Inc.	16,572	339,892
		1,034,736
Diversified Telecommunication Services - 19.6%
AT&T Inc.	9,167	255,943
Verizon Communications, Inc.	9,673	310,407
		566,350
Industrial Conglomerates - 8.3%
General Electric Co.	9,426	240,363
Pharmaceuticals - 19.2%
Merck & Co., Inc.	7,755	244,748
Pfizer, Inc.	16,836	310,456
		555,204
Total Common Stocks (Cost $3,670,964)		$2,870,834

	Face	Fair
Repurchase Agreements - 1.1%	Amount	Value
U.S. Bank 0.500% 10/01/2008	$32,000	$32,000
Repurchase price $32,000
Collateralized by:
Federal Home Loan Mortgage Corp.
#3020FL 3.688%, 05/15/2033
Fair Value: $32,640
Total Repurchase Agreements (Cost $32,000)		$32,000

Total Investments - 100.3% (Cost $3,702,964) (a)		$2,902,834
Other Liabilities in Excess of Assets - (0.3%)		(8,785)
Net Assets - 100.0%		$2,894,049

Percentages are stated as a percent of Net Assets.

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - Third Quarter Portfolio
September 30, 2008 (Unaudited)

		Fair
Common Stocks - 98.0%	Shares	Value
Automobiles - 7.7%
General Motors Corp.	24,801	$234,369
Chemicals - 8.9%
E.I. Du Pont de Nemours & Co.	6,710	270,413
Diversified Financial Services - 37.2%
Bank of America Corp.	11,647	407,645
Citigroup, Inc.	16,606	340,589
JPMorgan Chase & Co.	8,173	381,679
		1,129,913
Diversified Telecommunication Services - 16.9%
AT&T Inc.	8,743	244,106
Verizon Communications, Inc.	8,355	268,112
		512,218
Industrial Conglomerates - 9.2%
General Electric Co.	10,908	278,154
Pharmaceuticals - 18.1%
Merck & Co., Inc.	7,747	244,495
Pfizer, Inc.	16,576	305,661
		550,156
Total Common Stocks (Cost $3,351,749)		$2,975,223

	Face	Fair
Repurchase Agreements - 1.0%	Amount	Value
U.S. Bank 0.500% 10/01/2008	$31,000	$31,000
Repurchase price $31,000
Collateralized by:
Federal Home Loan Mortgage Corp.
#3020FL 3.688%, 05/15/2033
Fair Value: $31,620
Total Repurchase Agreements (Cost $31,000)		$31,000

Total Investments - 99.9% (Cost $3,382,749) (a)		$3,006,223
Other Assets in Excess of Liabilities - 1.0%		29,792
Net Assets - 100.0%		$3,036,015

Percentages are stated as a percent of Net Assets.

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - Fourth Quarter Portfolio
September 30, 2008 (Unaudited)

		Fair
Common Stocks - 98.4%	Shares	Value
Chemicals - 10.1%
E.I. Du Pont de Nemours & Co.	6,031	$243,049
Diversified Financial Services - 18.1%
Citigroup, Inc.	6,406	131,387
JPMorgan Chase & Co.	6,524	304,671
		436,058
Diversified Telecommunication Services - 17.2%
AT&T, Inc.	7,063	197,199
Verizon Communications, Inc.	6,780	217,570
		414,769
Hotels, Restaurants & Leisure - 14.1%
McDonald's Corp.	5,489	338,671
Pharmaceuticals - 16.9%
Merck & Co., Inc.	5,783	182,511
Pfizer, Inc.	12,233	225,577
		408,088
Specialty Retail - 9.9%
The Home Depot Inc.	9,214	238,551
Tobacco - 12.1%
Altria Group, Inc.	4,299	85,292
Philip Morris International Inc.	4,289	206,301
		291,593
Total Common Stocks (Cost $2,936,255)		$2,370,779

	Face	Fair
Repurchase Agreements - 1.6%	Amount	Value
U.S. Bank 0.500% 10/01/2008	$38,000	$38,000
Repurchase price $38,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#3020FL 3.688%, 05/15/2033
Fair Value: $38,760
Total Repurchase Agreements (Cost $38,000)		$38,000

Total Investments - 100.0% (Cost $2,974,255) (a)		$2,408,779
Other Assets in Excess of Liabilities - 0.0%		732
Net Assets - 100.0%		$2,409,511

Percentages are stated as a percent of Net Assets.

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - First Quarter Portfolio
September 30, 2008 (Unaudited)

		Fair
Common Stocks - 98.8%	Shares	Value
Automobiles - 10.4%
General Motors Corp.	25,683	$242,704
Diversified Financial Services - 19.6%
Citigroup, Inc.	22,185	455,014
Industrial Conglomerates - 19.1%
General Electric Co.	17,402	443,751
Pharmaceuticals - 22.6%
Pfizer, Inc.	28,374	523,217
Specialty Retail - 27.1%
The Home Depot, Inc.	24,353	630,499
Total Common Stocks (Cost $3,196,404)		$2,295,185

	Face	Fair
Repurchase Agreements - 1.2%	Amount	Value
U.S. Bank 0.500% 10/01/2008	$27,000	$27,000
Repurchase price $27,000
Collateralized by:
Federal Home Loan Mortgage Corp.
#3020FL 3.688%, 05/15/2033
Fair Value: $27,540
Total Repurchase Agreements (Cost $27,000)		$27,000

Total Investments - 100.0% (Cost $3,223,404) (a)		$2,322,185
Other Assets in Excess of Libabliities - 0.0%		1,515
Net Assets - 100.0%		$2,323,700

Percentages are stated as a percent of Net Assets.

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - Second Quarter Portfolio
September 30, 2008 (Unaudited)

		Fair
Common Stocks - 98.0%	Shares	Value
Automobiles - 12.4%
General Motors Corp.	22,973	$217,095
Diversified Financial Services - 24.2%
Citigroup, Inc.	20,589	422,280
Diversified Telecommunication Services - 22.1%
Verizon Communications, Inc.	12,016	385,593
Industrial Conglomerates - 17.1%
General Electric Co.	11,715	298,733
Pharmaceuticals - 22.2%
Pfizer, Inc.	20,920	385,765
Total Common Stocks (Cost $2,404,132)		$1,709,466

	Face	Fair
Repurchase Agreements - 0.5%	Amount	Value
U.S. Bank 0.500% 10/01/2008	$8,000	$8,000
Repurchase price $8,000
Collateralized by:
Federal Home Loan Mortgage Corp.
#3020FL 3.688%, 05/15/2033
Fair Value: $8,160
Total Repurchase Agreements (Cost $8,000)		$8,000

Total Investments - 98.5% (Cost $2,412,132) (a)		$1,717,466
Other Assets in Excess of Liabilities - 1.5%		26,581
Net Assets - 100.0%		$1,744,047

Percentages are stated as a percent of Net Assets.

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - Third Quarter Portfolio
September 30, 2008 (Unaudited)

		Fair
Common Stocks - 98.1%	Shares	Value
Automobiles - 14.7%
General Motors Corp.	27,381	$258,750
Diversified Financial Services - 46.9%
Bank of America Corp.	12,861	450,135
Citigroup, Inc.	18,335	376,051
		826,186
Industrial Conglomerates - 17.4%
General Electric Co.	12,041	307,046
Pharmaceuticals - 19.1%
Pfizer, Inc.	18,299	337,433

Total Common Stocks (Cost $1,768,668)		$1,729,415

	Face	Fair
Repurchase Agreements - 7.2%	Amount	Value
U.S. Bank 0.500% 10/01/2008	$127,000	$127,000
Repurchase price $127,002
Collateralized by:
Federal Home Loan Mortgage Corp.
#3020FL 3.688%, 05/15/2033
Fair Value: $129,540
Total Repurchase Agreements (Cost $127,000)		$127,000

Total Investments - 105.3% (Cost $1,895,668) (a)		$1,856,415
Other Liabilities in Excess of Assets - (5.3)%		(92,850)
Net Assets - 100.0%		$1,763,565

Percentages are stated as a percent of Net Assets.

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - Fourth Quarter Portfolio
September 30, 2008 (Unaudited)

		Fair
Common Stocks - 98.3%	Shares	Value
Diversified Financial Services - 25.3%
JPMorgan Chase & Co	9,070	$423,569
Diversified Telecommunication Services - 34.5%
AT&T, Inc.	9,823	274,259
Verizon Communications, Inc.	9,428	302,545
		576,804
Pharmaceuticals - 18.7%
Pfizer, Inc.	17,011	313,682
Specialty Retail - 19.8%
The Home Depot, Inc.	12,810	331,650
Total Common Stocks (Cost $1,934,571)		$1,645,705

	Face	Fair
Repurchase Agreements - 1.9%	Amount	Value
U.S. Bank 0.500% 10/01/2008	$31,000	$31,000
Repurchase price $31,000
Collateralized by:
Federal Home Loan Mortgage Corp.
#3020FL 3.688%, 05/15/2033
Fair Value: $31,620
Total Repurchase Agreements (Cost $31,000)		$31,000

Total Investments - 100.2% (Cost $1,965,571) (a)		$1,676,705
Liabilities in Excess of Other Assets - (0.2%)		(3,208)
Net Assets - 100.0%		$1,673,497

Percentages are stated as a percent of Net Assets.

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	September 30, 2008 (Unaudited)

(1) Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company.  Its “Dow Target 10” Portfolios are four non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM ( “DJIASM” ) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.  These ten companies are popularly known as the “Dogs of the Dow.”  The “Dow Target 5” Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income.  The Fund may or may not achieve that objective.  The stocks held in each Portfolio of the Fund are not expected to reflect the DJIASM and the prices of Portfolio membership interests are not intended to track movements of the DJIASM.  The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (‘Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law.  The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”).  Portfolio membership interests are not offered directly to the public.  Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2) Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge.  They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order.  The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio.  The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded.  This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading.  The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a three-tier hierarchy framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Effective January 1, 2008, the Fund adopted SFAS No. 157, as required.  The hierarchy of pricing inputs is summarized in three broad levels:

Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of September 30, 2008:

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	September 30, 2008 (Unaudited)

	Financial Instrument Type	Level 1	Level 2	Level 3
Dow Target 10 Portfolios
First Quarter	Investments in Securities, Repurchase Agreements	$2,441,151	$ 27,000	$ —

Second Quarter	Investments in Securities, Repurchase Agreements	2,870,834	32,000	—

Third Quarter	Investments in Securities, Repurchase Agreements	2,975,223	31,000	—

Fourth Quarter	Investments in Securities, Repurchase Agreements	2,370,779	38,000	—

Dow Target 5 Portfolios
First Quarter	Investments in Securities, Repurchase Agreements	2,295,185	27,000	—

Second Quarter	Investments in Securities, Repurchase Agreements	1,709,466	8,000	—

Third Quarter	Investments in Securities, Repurchase Agreements	1,729,415	127,000	—

Fourth Quarter	Investments in Securities, Repurchase Agreements	1,645,705	31,000	—

Dividends and Distributions to Shareholders

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements.  Distributions are, however, made periodically.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned.  Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers (the “Board”) subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	September 30, 2008 (Unaudited)

Federal Income Taxes
The Fund is a single-member limited liability company that is taxed as a division of ONLIC.  Income and losses of the Portfolios are included in the taxable income or loss of ONLIC.  Accordingly, the Portfolios have no provision for Federal income taxes.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio.  Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of  Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

(3)  Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of September 30, 2008 were as follows:

	Dow Target 10 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$31,364	$12,452	$167,787	$30,300
Depreciation	(662,597)	(812,582)	(544,313)	(595,776)
Net unrealized:
Depreciation	$(631,233)	$(800,130)	$(376,526)	$(565,476)

	Dow Target 5 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$-	$-	$189,855	$8,600
Depreciation	(901,219)	(694,666)	(229,108)	(297,466)
Net unrealized:
Depreciation	$(901,219)	$(694,666)	$(39,253)	$(288,866)

“Dow Jones Industrial AverageSM”, “DJIASM”, “Dow IndustrialsSM”, and “The Dow®” are service marks or trademarks of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for uses for certain purposes by First Trust, ONI and the Fund.  The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund’s unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones’ only relationship to the Fund, ONLIC, ONI or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLIC, ONI, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	September 30, 2008 (Unaudited)

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ONI, ONLIC, VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN.  DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST, ONI, AND/OR ONLIC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Dow Target Variable Fund LLC

By (Signature and Title)    /s/John J. Palmer
John J. Palmer
President and Manager

Date    November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/John J. Palmer
John J. Palmer
President and Manager

Date    November 25, 2008

By (Signature and Title)    /s/R. Todd Brockman
R. Todd Brockman
Treasurer

Date    November 25, 2008